Financial Instruments - Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Designated as hedging instrument | Cash flow hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effect on hedging instrument	$ 8	$ 38
Effect on underlying	(8)	(38)
Effect on earnings (1)	0	0
Not designated as hedging instrument, economic hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Effect on hedging instrument	121	(272)
Effect on underlying	(152)	102
Effect on earnings (1)	$ (31)	$ (170)